Mar. 01, 2017
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated March 31, 2017

to the Prospectus dated March 1, 2017 (the “Prospectus”) and the Statement of Additional Information

dated March 1, 2017 (the “SAI”)

for the iShares Emerging Markets Local Currency Bond ETF (LEMB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around June 1, 2017:

	Current	New
Fund Name	iShares Emerging Markets Local Currency Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
Underlying Index	Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index	J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index
Investment Objective	The iShares Emerging Markets Local Currency Bond ETF seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.	The iShares J.P. Morgan EM Local Currency Bond ETF seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.
Index Provider	Bloomberg Barclays Capital Inc.	JPMorgan Chase & Co.

Change in the Fund’s Principal Investment Strategies

The first five paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (the “Underlying Index”), which tracks the performance of local currency-denominated sovereign bond markets of emerging market countries. All bonds included in the Underlying Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the Underlying Index are rebalanced on the last U.S. business day of each month. Eligible countries included in the Underlying Index are determined by JPMorgan Chase & Co. or its affiliates (the “Index Provider” or “J.P. Morgan”) based on the Index Provider’s definition of emerging market countries.

Eligible issuer countries must be below the Index Income Ceiling (“IIC”) for three years, where J.P. Morgan defines IIC as the Gross National Income (“GNI”) per capita level that is adjusted every year by the growth rate of the World GNI per capita, Atlas method (current US$), provided by the World Bank annually. An existing country may be considered for removal from the Underlying Index if its GNI per capita is above the IIC for three consecutive years and its long-term sovereign credit rating from Standard & Poor’s Financial Services LLC (“S&P Global”), Moody’s Investors Service, Inc. (“Moody’s”), and Fitch Ratings, Inc. (“Fitch”) is A-/A3/A- or above for three consecutive years. The country weights are capped at maximum 15% and floored at minimum 4.5%. Eligible individual securities must have a minimum face amount outstanding of U.S. $1 billion equivalent for onshore local currency bonds and U.S. $500 million for global bonds (offshore currency linked bonds). All securities must have a remaining maturity of 13 months or greater at the time of rebalancing to remain in the Underlying Index.

Floating-rate issues, capitalization/amortizing bonds, and bonds with callable, puttable or convertible features are excluded from the Underlying Index.

As of January 31, 2017, the Underlying Index included securities issued by Brazil, Chile, Colombia, Hungary, Indonesia, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, South Africa, Thailand and Turkey.

The fourth full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by J.P. Morgan, which is independent of the Fund and BFA. The J.P. Morgan determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund's Discussion of Principal Risks

The section is amended to delete "Risk of Investing in South Korea."

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.